Trademarks and Other Intangibles - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets [Line Items]
Amortization expense for intangible assets	$ 880	$ 890	$ 2,650	$ 3,950	$ 4,830	$ 6,140
Lori Goldstein Brand
Goodwill and Intangible Assets [Line Items]
Proceeds from sale of assets					$ 1,930